UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05742

Name of Fund:  BlackRock Funds

BlackRock Money Market Portfolio

BlackRock Municipal Money Market Portfolio

BlackRock New Jersey Municipal Money Market Portfolio

BlackRock North Carolina Municipal Money Market Portfolio

BlackRock Ohio Municipal Money Market Portfolio

BlackRock Pennsylvania Municipal Money Market Portfolio

BlackRock U.S. Treasury Money Market Portfolio

BlackRock Virginia Municipal Money Market Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 03/31/2013

Date of reporting period: 12/31/2012

Item 1 – Schedule of Investments

Schedule of Investments December 31, 2012 (Unaudited)	BlackRock Money Market Portfolio (Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value

Euro – 1.0%
National Australia Bank Ltd., London, 0.48%, 4/10/13 (a)	$16,000	$16,000,000

Yankee – 26.0% (b)
Bank of Montreal, Chicago:
0.43%, 7/17/13 (a)	10,000	10,000,000
0.39%, 1/10/14 (a)	9,000	9,000,000
Bank of Nova Scotia, Houston:
0.30%, 2/11/13 (a)	15,000	15,000,000
0.26%, 2/15/13 (a)	15,000	15,000,000
0.41%, 12/31/13 (a)	9,500	9,500,000
Bank of Nova Scotia, New York, 0.23%, 4/12/13	6,000	6,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York:
0.34%, 3/11/13	15,000	15,000,000
0.27%, 3/15/13	13,000	13,000,000
BNP Paribas S.A., New York:
0.42%, 1/02/13	7,000	7,000,000
0.32%, 3/11/13	14,000	14,000,000
Canadian Imperial Bank of Commerce, New York:
0.32%, 6/03/13 (a)	15,500	15,500,000
0.39%, 9/25/13 (a)	13,000	13,000,000
Credit Suisse Group A.G., New York, 0.32%, 2/04/13	13,000	13,000,000
National Australia Bank Ltd., New York, 0.40%, 4/18/13	15,000	15,000,000
National Bank of Canada, New York, 0.30%, 1/11/13 (a)	10,000	10,000,000
Natixis S.A., New York, 0.49%, 4/01/13	20,000	20,000,000
Norinchukin Bank, New York:
0.17%, 1/03/13	14,000	14,000,000
0.17%, 1/04/13	20,000	20,000,000
0.16%, 1/07/13	15,000	15,000,000
Rabobank Nederland N.V., New York:
0.43%, 1/18/13 (a)	15,000	15,000,000
0.42%, 6/18/13 (a)	15,000	15,000,000
0.43%, 10/29/13 (a)	22,000	22,000,000
Royal Bank of Canada, New York, 0.45%, 5/16/13 (a)	12,000	12,000,000
Skandinaviska Enskilda Banken AB, New York:
0.31%, 3/28/13	10,000	10,000,000
0.30%, 4/08/13	2,550	2,550,000
Societe Generale, New York, 0.41%, 3/04/13	22,000	22,000,000
Sumitomo Mitsui Banking Corp., New York:
0.43%, 1/15/13	12,000	12,000,000
0.32%, 2/01/13	10,000	10,000,000
Sumitomo Trust & Banking Co. Ltd., New York, 0.29%, 4/22/13	10,000	10,000,000
Toronto Dominion Bank, New York:
0.32%, 3/18/13	12,000	12,000,000
0.30%, 7/22/13	12,000	12,000,000

Certificates of Deposit	Par (000)	Value

Yankee (concluded) (b)
Westpac Banking Corp., New York, 0.42%, 7/10/13 (a)	$14,000	$14,000,000

Total Certificates of Deposit – 27.0%		433,550,000

Commercial Paper

Antalis US Funding Corp., 0.30%, 2/01/13 (c)	13,500	13,496,513
Aspen Funding Corp.:
0.32%, 2/05/13 (c)	10,268	10,264,806
0.30%, 2/25/13 (c)	10,000	9,995,417
0.30%, 3/04/13 (c)	15,000	14,992,250
Atlantis One Funding Corp.:
0.20%, 1/07/13 (c)	15,000	14,999,500
0.24%, 2/26/13 (c)	15,000	14,994,400
Australia and New Zealand Banking Group Ltd.:
0.32%, 1/30/13 (c)	6,500	6,498,324
0.41%, 11/12/13 (a)	9,000	9,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., 0.16%, 1/07/13 (c)	25,000	24,999,333
BNZ International Funding Ltd., 0.22%, 2/14/13 (c)	10,000	9,997,311
Cafco LLC, 0.32%, 2/13/13 (c)	10,000	9,996,178
Cancara Asset Securitisation LLC:
0.24%, 1/22/13 (c)	12,000	11,998,320
0.24%, 2/04/13 (c)	10,000	9,997,733
0.25%, 3/18/13 (c)	27,000	26,985,750
Chariot Funding LLC:
0.25%, 1/07/13 (c)	7,000	6,999,708
0.21%, 2/26/13 (c)	25,000	24,991,833
Commonwealth Bank of Australia:
0.35%, 1/14/13 (a)	6,000	6,000,000
0.21%, 2/21/13 (c)	15,000	14,995,537
CRC Funding LLC, 0.35%, 2/01/13 (c)	7,500	7,497,740
Erste Abwicklungsanstalt, 0.34%, 5/29/13 (c)	20,000	19,972,044
Fairway Finance Corp., 0.21%, 3/18/13 (c)	5,000	4,997,783
Gemini Securitization Corp. LLC, 0.30%, 1/09/13 (c)	5,022	5,021,665
Govco LLC, 0.31%, 2/15/13 (c)	10,000	9,996,125
HSBC Bank Plc, 0.66%, 4/25/13 (c)	8,000	7,983,381
ING US Funding LLC, 0.25%, 3/01/13 (c)	9,300	9,296,190
Jupiter Securitization Co. LLC, 0.20%, 1/23/13 (c)	15,000	14,998,167
Kells Funding LLC, 0.33%, 6/03/13 (c)	8,000	7,988,780
Liberty Street Funding LLC:
0.16%, 2/01/13 (c)	10,000	9,998,622
0.21%, 2/15/13 (c)	10,000	9,997,375
Manhattan Asset Funding Co. LLC, 0.22%, 1/15/13 (c)	6,000	5,999,487

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.	IDRB	Industrial Development Revenue Bonds	RAN	Revenue Anticipation Notes	TECP	Tax-Exempt Commercial Paper
AMT	Alternative Minimum Tax (subject to)			RB	Revenue Bonds	TRAN	Tax Revenue Anticipation Notes
BAN	Bond Anticipation Notes	LOC	Letter of Credit	ROC	Reset Option Certificates	VRDN	Variable Rate Demand Notes
COP	Certificates of Participation	MB	Municipal Bonds	SBPA	Stand-by Bond Purchase Agreement	VRDP	Variable Rate Demand Preferred
GO	General Obligation Bonds	PCRB	Pollution Control Revenue Bonds	SPEARS	Short Puttable Exempt Adjustable
IDA	Industrial Development Authority	PUTTERS	Puttable Tax-Exempt Receipts		Receipts

BLACKROCK FUNDS	DECEMBER 31, 2012
1

Schedule of Investments (continued)	BlackRock Money Market Portfolio (Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value

MetLife Short Term Funding LLC, 0.20%, 2/11/13 (c)	$10,000	$9,997,722
Mizuho Funding LLC:
0.25%, 2/15/13 (c)	20,000	19,993,750
0.28%, 3/05/13 (c)	10,000	9,995,100
0.28%, 3/28/13 (c)	15,000	14,990,146
Mont Blanc Capital Corp., 0.28%, 1/22/13 (c)	6,745	6,743,898
Natexis Banques Populaires, 0.18%, 1/07/13 (c)	25,000	24,999,250
Nieuw Amsterdam Receivables Corp.:
0.25%, 1/14/13 (c)	15,000	14,998,646
0.25%, 2/01/13 (c)	20,378	20,373,613
0.25%, 2/14/13 (c)	8,000	7,997,556
Nordea North America, Inc.:
0.24%, 1/15/13 (c)	3,000	2,999,720
0.25%, 3/21/13 (c)	15,000	14,991,771
0.30%, 5/16/13 (c)	12,000	11,986,500
Regency Markets No. 1 LLC, 0.22%, 1/22/13 (c)	10,000	9,998,717
Societe Generale N.A.:
0.45%, 1/31/13 (c)	10,000	9,996,250
0.40%, 3/05/13 (c)	10,000	9,993,000
State Street Corp., 0.22%, 1/08/13 (c)	20,000	19,999,144
Sumitomo Mitsui Banking Corp., 0.13%, 1/02/13 (c)	26,000	25,999,906
Sumitomo Trust & Banking Co. Ltd., 0.33%, 2/11/13 (c)	20,000	19,992,597
Victory Receivables Corp.:
0.26%, 1/02/13 (c)	5,000	4,999,964
0.22%, 1/28/13 (c)	15,000	14,997,525
Westpac Banking Corp.:
0.50%, 4/02/13 (c)	12,500	12,484,201
0.21%, 5/07/13 (a)(d)	7,000	6,999,045
0.48%, 8/09/13 (c)	13,616	13,576,060
Westpac Trust Securities Ltd., 0.20%, 3/18/13 (c)	10,000	9,995,778

Total Commercial Paper – 42.1%		674,050,131

Corporate Notes

JPMorgan Chase Bank N.A., 0.40%, 5/17/13 (a)	17,135	17,135,000
National Australia Bank Ltd., 2.50%, 1/08/13 (d)	6,000	6,002,511
Park Village Assisted Living LLC, 0.26%, 1/07/13 (e)	5,755	5,755,000

Total Corporate Notes – 1.8%		28,892,511

Municipal Bonds

Brazos River Harbor Navigation District Brazoria County RB (JT Venture Project) Series 1998 VRDN (JPMorgan Chase Bank N.A. LOC), 0.15%, 1/02/13 (e)	10,400	10,400,000
California Housing Finance Agency Home Mortgage RB Series 2003U AMT VRDN (Fannie Mae LOC, Freddie Mac LOC), 0.15%, 1/07/13 (e)	5,795	5,795,000

Municipal Bonds	Par (000)	Value

California Pollution Control Financing Authority RB (Sierra Pacific Industries Inc. Project) Series 1988 VRDN (Wells Fargo Bank N.A. LOC), 0.19%, 1/07/13 (e)	$8,675	$8,675,000
Houston Utility System RB (First Lien Water Revenue Project) Series 2004-B3 VRDN (Sumitomo Mitsui Banking Corp. LOC), 0.11%, 1/07/13 (e)	17,000	17,000,000
Michigan State Housing Development Authority RB Series 2009D VRDN (Fannie Mae Guaranty, Freddie Mac Guaranty), 0.14%, 1/07/13 (e)	5,240	5,240,000
New York City GO Series 2003A-3 VRDN (Morgan Stanley Bank LOC), 0.13%, 1/07/13 (e)	10,000	10,000,000
New York City IDA RB (New York Law School Project) Series 2006 VRDN (JPMorgan Chase Bank N.A. LOC), 0.13%, 1/07/13 (e)	9,320	9,320,000
Rhode Island Housing & Mortgage Finance Corp. RB (Groves at Johnston Project) Series 2006 VRDN (Freddie Mac Guaranty), 0.12%, 1/07/13 (e)	26,350	26,350,000
San Francisco City & County COP Municipal Trust Receipts Floaters Series 2010-B001 VRDN (Morgan Stanley Bank SBPA), 0.25%, 1/07/13 (d)(e)(f)	6,000	6,000,000
Savannah College Georgia RB (Art & Design Project) Series 2004 VRDN (Bank of America N.A. LOC), 0.22%, 1/07/13 (e)	4,900	4,900,000
South Central Texas IDRB (Rohr Industries Project) Series 1990 VRDN (Bank One N.A. LOC), 0.19%, 1/07/13 (e)	14,800	14,800,000

Total Municipal Bonds – 7.4%		118,480,000

Closed-End Investment Companies

California – 0.3%
Nuveen California Investment Quality Municipal Fund, Inc. Series 2012-2-100 VRDP (Royal Bank of Canada Liquidity Facility), 0.23%, 1/07/13 (d)(e)	5,000	5,000,000
New York – 0.5%
Nuveen New York Select Quality Municipal Fund, Inc. Series 2010-1-1648 VRDP (Citibank N.A. Liquidity Facility), 0.23%, 1/07/13 (d)(e)	7,600	7,600,000

Total Closed-End Investment Companies – 0.8%		12,600,000

U.S. Government Sponsored Agency Obligations

Freddie Mac Variable Rate Notes: (a)
0.34%, 1/24/13	8,000	7,999,797
0.40%, 9/03/13	15,000	14,997,968
0.15%, 9/13/13	36,700	36,684,458

Total U.S. Government Sponsored Agency Obligations – 3.7%		59,682,223

2	BLACKROCK FUNDS	DECEMBER 31, 2012

Schedule of Investments (continued)	BlackRock Money Market Portfolio (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value

U.S. Treasury Bills: (c)
0.13%, 3/07/13	$ 15,000	$ 14,996,479
0.14%, 3/21/13	10,000	9,996,928
0.05%, 4/04/13	10,362	10,360,745
0.15%, 4/18/13	10,000	9,995,542
0.10%, 6/27/13	12,000	11,994,100
0.09%, 8/22/13	10,000	9,994,013
U.S. Treasury Notes:
1.38%, 2/15/13	12,000	12,017,037
2.50%, 3/31/13	10,000	10,056,831
1.38%, 5/15/13	19,000	19,081,528
3.50%, 5/31/13	15,000	15,205,694
3.38%, 6/30/13	5,000	5,079,015
1.00%, 7/15/13	15,000	15,066,572
0.13%, 9/30/13	19,000	18,994,149

Total U.S. Treasury Obligations – 10.2%		162,838,633

Repurchase Agreements

Barclays Capital, Inc.,
0.82%, 1/02/13(e)	15,000	15,000,000

(Purchased on 8/03/12 to be repurchased at $15,000,000, collateralized by various corporate debt and U.S. Treasury obligations, 0.00% to 7.38% due from 12/12/13 to 10/15/45, aggregate par and fair value of $34,202,776 and $15,789,830, respectively)

Repurchase Agreements	Par (000)	Value

Deutsche Bank Securities Inc., 0.20%, 1/02/13	$62,679	$ 62,679,000

(Purchased on 12/31/12 to be repurchased at $626,796,963, collateralized by various U.S. government sponsored agency obligations, 0.50% to 5.68% due from 8/09/13 to 12/27/19, aggregate par and fair value of $60,816,000 and $63,934,744, respectively)

Mizuho Securities USA, 0.67%, 1/02/13	13,600	13,600,000

(Purchased on 12/05/12 to be repurchased at $13,600,000, collateralized by various corporate debt and U.S. government sponsored agency obligations, 0.00% to 6.61% due from 7/15/19 to 7/01/42, aggregate par and fair value of $68,270,537 and $14,074,543, respectively)

Mizuho Securities USA, 0.25%, 1/02/13	19,086	19,086,000

(Purchased on 12/31/12 to be repurchased at $19,086,265, collateralized by U.S. government sponsored agency obligation, 5.00% due at 7/20/39, par and fair value of $32,885,363 and $19,467,721, respectively)

Total Repurchase Agreements – 6.9%		110,365,000

Total Investments (Cost – $1,600,458,498*) – 99.9%		1,600,458,498
Other Assets Less Liabilities – 0.1%		2,190,017

Net Assets – 100.0%		$1,602,648,515

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date.
(b)	Issuer is a US branch of a foreign domiciled bank.
(c)	Rate shown reflects the discount rate at the time of purchase.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(f)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—

Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BLACKROCK FUNDS	DECEMBER 31, 2012
3

Schedule of Investments (concluded)	BlackRock Money Market Portfolio

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2012:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Short-Term Securities[1]	–	$1,600,458,498	–	$1,600,458,498

1 See above Schedule of Investments for values in each security type.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of December 31, 2012, cash of $994 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended December 31, 2012.

4	BLACKROCK FUNDS	DECEMBER 31, 2012

Schedule of Investments December 31, 2012 (Unaudited)	BlackRock U.S. Treasury Money Market Portfolio (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value

U.S. Treasury Bills: (a)
0.15%, 2/21/13	$6,000	$5,998,768
0.14%, 2/28/13	5,000	4,998,872
0.14%, 3/07/13	10,000	9,997,472
0.17%, 3/07/13	3,300	3,298,987
0.14%, 3/14/13	5,000	4,998,600
0.14%, 3/28/13	3,000	2,998,997
0.14%, 4/04/13	7,000	6,997,468
0.15%, 4/11/13	5,000	4,997,986
0.15%, 4/18/13	5,000	4,997,771
0.15%, 4/25/13	7,000	6,996,675
0.16%, 5/02/13	15,000	14,991,933
0.15%, 5/09/13	10,000	9,994,711
0.15%, 5/16/13	7,000	6,996,063
0.14%, 5/23/13	5,000	4,997,239
0.15%, 5/30/13	5,000	4,996,999
0.12%, 6/27/13	3,000	2,998,193
0.13%, 6/27/13	5,000	4,996,804
0.20%, 8/22/13	2,000	1,997,476
U.S. Treasury Notes,
1.38%, 1/15/13	10,000	10,004,742
0.63%, 2/28/13	3,000	3,002,051
1.38%, 3/15/13	3,000	3,007,003
0.25%, 10/31/13	5,000	5,002,161
0.25%, 11/30/13	3,000	3,001,261
0.75%, 12/15/13	2,500	2,512,775
1.00%, 1/15/14	2,000	2,016,703

Total U.S. Treasury Obligations – 35.0%		136,797,710

Repurchase Agreements

Barclays Capital, Inc., 0.20%, 1/02/13 (Purchased on 12/31/12 to be repurchased at $50,000,556, collateralized by U.S. Treasury obligation, 2.13% due at 5/31/15, par and fair value of $48,792,300 and $51,000,042, respectively)	50,000	50,000,000
Credit Suisse Securities (USA) LLC, 0.19%, 1/02/13 (Purchased on 12/31/12 to be repurchased at $25,000,264, collateralized by U.S. Treasury Note, 1.13% due at 12/13/19, par and fair value of $25,580,000 and $25,504,060, respectively)	25,000	25,000,000
Deutsche Bank Securities Inc., 0.18%, 1/07/13(b) (Purchased on 12/06/12 to be repurchased at $10,003,200, collateralized by various U.S. Treasury obligations, 0.00% to 8.50% due from 7/31/16 to 5/15/30, aggregate par and fair value of $9,569,980 and $10,200,033, respectively)	10,000	10,000,000

Repurchase Agreements	Par (000)	Value

Deutsche Bank Securities Inc., 0.15%, 1/02/13 (Purchased on 12/31/12 to be repurchased at $50,045,417, collateralized by U.S. Treasury obligation, 1.13% due at 12/31/19, par and fair value of $51,121,600 and $51,045,940, respectively)	$50,045	$50,045,000
HSBC Securities (USA) Inc., 0.16%, 1/02/13 (Purchased on 12/31/12 to be repurchased at $12,100,108, collateralized by U.S. Treasury Note, 1.38% due at 5/15/13, par and fair value of $12,265,000 and $12,343,921, respectively)	12,100	12,100,000
JPMorgan Securities LLC, 0.18%, 1/02/13 (Purchased on 12/31/12 to be repurchased at $47,000,470, collateralized by various U.S. Treasury obligations, 0.00% due from 2/15/23 to 11/15/23, aggregate par and fair value of $59,312,875 and $47,941,644, respectively)	47,000	47,000,000
Morgan Stanley & Co. LLC, 0.18%, 1/02/13 (Purchased on 12/31/12 to be repurchased at $20,000,200, collateralized by U.S. Treasury Note, 3.25% due at 7/31/16, par and fair value of $18,337,300 and $20,400,104, respectively)	20,000	20,000,000
RBS Securities Inc., 0.19%, 1/02/13 (Purchased on 12/31/12 to be repurchased at $20,000,211, collateralized by U.S. Treasury Note, 3.63% due at 5/15/13, par and fair value of $20,045,000 and $20,400,524, respectively)	20,000	20,000,000
UBS Securities LLC, 0.18%, 1/02/13 (Purchased on 12/31/12 to be repurchased at $20,000,200, collateralized by U.S. Treasury Note, 2.63% due at 6/30/14, par and fair value of $19,696,100 and $20,400,039, respectively)	20,000	20,000,000

Total Repurchase Agreements – 65.0%		254,145,000

Total Investments (Cost – $390,942,710*) – 100.0%		390,942,710
Liabilities in Excess of Other Assets – (0.0)%		(126,394)

Net Assets – 100.0%		$390,816,316

Notes to Schedule of Investments

*   Cost for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase.
(b)	Rate shown is as of report date and maturity shown is the final maturity date or the date the principal owed can be recovered through demand.

—

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

BLACKROCK FUNDS	DECEMBER 31, 2012
5

Schedule of Investments (concluded)	BlackRock U.S. Treasury Money Market Portfolio

—

Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$390,942,710	–	$390,942,710

1 See above Schedule of Investments for values in each security type.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of December 31, 2012, cash of $211 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended December 31, 2012.

6	BLACKROCK FUNDS	DECEMBER 31, 2012

Schedule of Investments December 31, 2012 (Unaudited)	BlackRock Municipal Money Market Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama – 4.2%
Columbia IDRB (Alabama Power Co. Project) Series 1995B VRDN, 0.08%, 1/02/13 (a)	$4,100	$4,100,000
Columbia IDRB (Alabama Power Co. Project) Series 1999A VRDN, 0.08%, 1/02/13 (a)	2,100	2,100,000

		6,200,000

Alaska – 0.2%
Alaska Student Loan Corp. RB Series 2012B-1 Mandatory Put Bonds (State Street Bank & Trust Co. LOC), 0.37%, 6/01/13 (a)	300	300,000

Arizona – 2.4%
Salt River Pima-Maricopa Indian Community RB Series 2005 VRDN (Bank of America N.A. LOC), 0.13%, 1/07/13 (a)	1,400	1,400,000
Salt River Pima-Maricopa Indian Community RB Series 2006 VRDN (Bank of America N.A. LOC), 0.13%, 1/07/13 (a)	2,205	2,205,000

		3,605,000

California – 20.8%
ABAG Finance Authority Nonprofit Corp. RB (Acacia Creek at Union City Project) Series 2008A VRDN (Bank of America N.A. SBPA), 0.17%, 1/02/13 (a)	1,000	1,000,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2008E-1 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.10%, 1/07/13 (a)	4,100	4,100,000
California GO Series 2005B-1 VRDN (Bank of America N.A. LOC), 0.13%, 1/07/13 (a)	1,000	1,000,000
California Health Facilities Financing Authority RB (Catholic Healthcare West Project) Series 1988B VRDN (JPMorgan Chase & Co. LOC), 0.16%, 1/07/13 (a)	1,300	1,300,000
California RB PUTTERS Series 2012A-1-4265 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.14%, 1/02/13 (a)(b)(c)	3,000	3,000,000
California RB Series 2012A-1 RAN, 2.50%, 5/30/13	2,400	2,421,201
California RB Series 2012A-2 RAN, 2.50%, 6/20/13	600	605,764
California Statewide Communities Development Authority RB (Los Angeles County Museum of Arts Project) Series 2008 VRDN (Union Bank N.A. LOC), 0.12%, 1/07/13 (a)	3,100	3,100,000
California Statewide Communities Development Authority RB (Retirement Housing Foundation Obligated Group Project) Series 2008 VRDN (U.S. Bank N.A. LOC), 0.10%, 1/07/13 (a)	4,800	4,800,000
Fontana Unified School District GO PUTTERS Series 2008-2668 VRDN (AGM Insurance, JPMorgan Chase Bank N.A. SBPA), 0.21%, 1/07/13 (a)(b)(c)	500	500,000
Los Angeles Department of Water & Power RB Series 2001B-1 VRDN (Royal Bank of Canada SBPA), 0.10%, 1/07/13 (a)	1,500	1,500,000
Metropolitan Water District of Southern California RB Series 2004A-2 VRDN (U.S. Bank N.A. SBPA), 0.10%, 1/07/13 (a)	1,300	1,300,000
Riverside Water Revenue RB Series 2011A Mandatory Put Bonds, 0.18%, 5/01/13 (a)	400	400,000
Sacramento Financing Authority RB (Master Lease Program Facilities Project) Municipal Trust Receipts Floaters Series 2011E-4698 VRDN (Deutsche Bank A.G. SBPA, Deutsche Bank A.G. Guaranty), 0.21%, 1/07/13 (a)(b)(c)	5,800	5,800,000

		30,826,965

Municipal Bonds	Par (000)	Value

Connecticut – 3.0%
Brooklyn GO Series 2012 BAN, 1.00%, 8/13/13	$800	$803,372
Connecticut Health & Educational Facilities Authority RB (Yale University Project) Series 2003X-2 VRDN (Yale University Obligor), 0.12%, 1/07/13 (a)	3,700	3,700,000

		4,503,372

Florida – 3.7%
Kissimmee Utility Authority Series 2013-00-B TECP (JPMorgan Chase Bank N.A. SBPA), 0.21%, 2/01/13	2,300	2,300,000
Lee Memorial Health System RB SPEARS Series 2011-1016 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.18%, 1/07/13 (a)(b)(c)	3,200	3,200,000

		5,500,000

Georgia – 0.8%
Meriwether County IDA RB (Crown Technology LLC Project) Series 2010 AMT VRDN (Federal Home Loan Bank LOC), 0.23%, 1/07/13 (a)	1,190	1,190,000

Illinois – 2.5%
Chicago Waterworks RB (Second Lien Project) Sub-Series 2000-1 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.14%, 1/02/13 (a)	3,500	3,500,000
Illinois State Finance Authority RB SPEARS (OSF Healthcare System Project) Series 2012DBE-1115 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. SBPA), 0.17%, 1/07/13 (a)(b)(c)	200	200,000

		3,700,000

Indiana – 3.8%
Indiana Finance Authority RB (Hamilton Grove Project) Series 2008A VRDN (Bank of America N.A. LOC), 0.14%, 1/07/13 (a)	2,655	2,655,000
Indiana Finance Authority RB (Parkview Health System Project) Series 2009D VRDN (Wells Fargo Bank N.A. LOC), 0.14%, 1/07/13 (a)	3,000	3,000,000

		5,655,000

Iowa – 1.8%
Iowa Finance Authority RB (Bio America Inc. Project) Series 2012 VRDN (Korea Development Bank LOC), 0.33%, 1/07/13 (a)	2,600	2,600,000

Kansas – 1.4%
Leawood GO Series 2012-1, 1.50%, 9/01/13	2,050	2,066,698

Louisiana – 3.9%
Louisiana Public Facilities Authority RB (Air Products Chemicals Project) Series 2008C VRDN, 0.07%, 1/02/13 (a)	3,800	3,800,000
Louisiana Public Facilities Authority RB (Air Products Chemicals Project) Series 2010 VRDN, 0.13%, 1/07/13 (a)	2,000	2,000,000

		5,800,000

Maryland – 3.4%
Maryland Community Development Administration RB (Residential Project) Series 2007 VRDN (TD Bank N.A. SBPA), 0.12%, 1/07/13 (a)	3,000	3,000,000
Maryland Economic Development Corp. RB (Assoc. of Catholic Charities Project) Series 1999B VRDN (Manufacturers and Traders Trust Co. LOC), 0.13%, 1/07/13 (a)	900	900,000

BLACKROCK FUNDS	DECEMBER 31, 2012
7

Schedule of Investments (continued)	BlackRock Municipal Money Market Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Maryland (concluded)
Maryland Economic Development Corp. RB (Bindagraphics, Inc. Project) Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC), 0.28%, 1/07/13 (a)	$1,125	$1,125,000

		5,025,000

Massachusetts – 5.3%
Boston GO Series 2003A MB, 5.00%, 2/01/13	100	100,397
Fitchburg GO Series 2012B BAN, 1.50%, 6/28/13	750	753,271
Massachusetts Health & Educational Facilities Authority RB (Tufts University Project) Series 2008N-1 VRDN (U.S. Bank N.A. SBPA), 0.10%, 1/02/13 (a)	7,000	7,000,000

		7,853,668

Michigan – 3.7%
Chelsea Economic Development Corp. RB (Silver Maples Obligation Project) Series 2006 VRDN (Comerica Bank LOC), 0.14%, 1/07/13 (a)	1,000	1,000,000
Detroit Water Supply System RB PUTTERS Series 2012-4240 VRDN (Berkshire Hathaway Assurance Corp. Insurance, Deutsche Bank AG SBPA), 0.38%, 1/07/13 (a)(b)(c)	300	300,000
Michigan Housing Development Authority RB (Rental Housing Revenue Project) Series 2008-A AMT VRDN (Go of Authority Insurance, JPMorgan Chase Bank SBPA), 0.15%, 1/02/13 (a)	2,500	2,500,000
Michigan Strategic Fund RB (Hindu Temple Project) Series 2009 VRDN (Comerica Bank LOC), 0.14%, 1/02/13 (a)	750	750,000
Michigan Strategic Fund RB (Larsen Warden Project) Series 2008 VRDN (Standard Chartered Bank LOC), 0.48%, 1/07/13 (a)	500	500,000
Michigan Strategic Fund RB (Mans LLC Project) Series 2012 VRDN (Comerica Bank LOC), 0.23%, 1/07/13 (a)	500	500,000

		5,550,000

Minnesota – 0.1%
Minneapolis Health Care System Revenue Authority RB RBC Municipal Products, Inc. Trust Series 2010E-19 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.13%, 1/07/13 (a)(b)	100	100,000

Mississippi – 1.6%
Mississippi Business Finance Commission RB (Chevron USA, Inc. Project) Series 2010G VRDN (Chevron Corp. Guaranty), 0.07%, 1/02/13 (a)	2,325	2,325,000

Missouri – 1.2%
Taney County IDRB (Keeter Heights Project) Series 2006 AMT VRDN (U.S. Bank N.A. LOC), 0.20%, 1/07/13 (a)	1,745	1,745,000

Nevada – 1.4%
Clark County Airport System Junior Subordinate Lien RB Series 2012A-1 AMT MB, 2.00%, 7/01/13	1,200	1,209,456
Clark County Airport System Junior Subordinate Lien RB Series 2012A-2 MB, 2.00%, 7/01/13	900	907,344

		2,116,800

Municipal Bonds	Par (000)	Value

New Jersey – 1.6%
Clark Township GO Series 2012 BAN, 1.25%, 3/22/13	$500	$500,884
Marlboro Township GO Series 2012 BAN, 1.25%, 6/13/13	100	100,333
New Jersey RB Series 2012C TRAN, 2.50%, 6/27/13	800	808,360
Saddle River Borough GO Series 2012 BAN, 1.00%, 3/28/13	1,000	1,001,194

		2,410,771

New York – 0.9%
Nassau County IDA RB (Clinton Plaza Senior Housing Project) Series 2004 VRDN (Fannie Mae Guaranty, Fannie Mae Liquidity Facility), 0.14%, 1/07/13 (a)	250	250,000
New York State Housing Finance Agency RB (Gotham West Housing Project) Series 2012A-2 VRDN (Wells Fargo Bank N.A. LOC), 0.12%, 1/07/13 (a)	1,100	1,100,000

		1,350,000

North Carolina – 2.4%
Raleigh COP (Downtown Improvement Project) Series 2004A VRDN (Wells Fargo Bank N.A. SBPA), 0.14%, 1/07/13 (a)	3,000	3,000,000
South Central Water & Sewer District GO Series 2012B BAN, 1.00%, 1/23/13	500	500,164

		3,500,164

Ohio – 2.7%
Ohio RB (Development Assistance Project) Series 2012A BAN, 0.35%, 5/30/13	750	750,000
Ohio RB (Revitalization Project) Series 2012A BAN, 0.35%, 5/30/13	250	250,000
Strongsville GO (Library Project) Series 2012 BAN, 1.00%, 10/23/13	300	301,690
Strongsville GO (Street Improvement Project) Series 2012 BAN, 1.00%, 10/23/13	400	402,253
Trumbull County Health Care Facilities RB Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC), 0.15%, 1/07/13 (a)	2,220	2,220,000

		3,923,943

Pennsylvania – 6.2%
Berks County IDRB (Zenith Properties LP Project) Series 2006 VRDN (Wells Fargo Bank N.A. LOC), 0.35%, 1/07/13 (a)	5,560	5,560,000
Pennsylvania Turnpike Commission RB RBC Municipal Products, Inc. Trust Series 2011E-22 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.13%, 1/07/13 (a)(b)	2,900	2,900,000
York County Hospital Authority RB (Homewood Retirement Centers of The United Church of Christ, Inc. Project) Series 1990 VRDN (Manufacturers and Traders Trust Co. LOC), 0.13%, 1/07/13 (a)	700	700,000

		9,160,000

Tennessee – 1.2%
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board RB 7 Month Window (Ascension Health Credit Group Project) Series 2001B-1 VRDN (Ascension Health System Obligor), 0.22%, 7/29/13 (a)	1,200	1,200,000

8	BLACKROCK FUNDS	DECEMBER 31, 2012

Schedule of Investments (continued)	BlackRock Municipal Money Market Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Tennessee (concluded)
Montgomery County Public Building Authority Pooled Financing RB (Tennessee County Loan Pool Project) Series 1995 VRDN (Bank of America N.A. LOC), 0.19%, 1/07/13 (a)	$625	$625,000

		1,825,000

Texas – 0.4%
Port of Arthur Navigation District Industrial Development Corp. RB (Total Petrochemicals Project) Series 2012 VRDN (Total S.A. Credit Agreement), 0.16%, 1/07/13 (a)	600	600,000

Utah – 2.1%
Utah GO Municipal Trust Receipts Floaters Series 2009-2987 VRDN (Morgan Stanley Bank SBPA), 0.18%, 1/07/13 (a)(b)(c)	3,050	3,050,000

Virginia – 0.7%
Fairfax County IDA RB 7 Month Window (Inova Health System Project) Series 2012 VRDN, 0.21%, 7/29/13 (a)	1,000	1,000,000

Washington – 6.1%
Washington Health Care Facilities Authority RB (Multicare Health System Project) Series 2007D VRDN (Barclays Bank Plc LOC), 0.11%, 1/02/13 (a)	8,715	8,715,000
Washington State University RB PUTTERS Series 2012-4241 VRDN (Deutsche Bank A.G. SBPA, Deutsche Bank A.G. Credit Agreement), 0.17%, 1/07/13 (a)(b)(c)	290	290,000

		9,005,000

Municipal Bonds	Par (000)	Value

Wisconsin – 3.3%
Wisconsin Series 2013-08 TECP:
0.24%, 2/06/13	$4,000	$4,000,000
0.24%, 2/12/13	900	900,000

		4,900,000

Wyoming – 2.4%
Wyoming Community Development Authority RB Municipal Trust Receipts Floaters Series 2006-1424-R VRDN, 0.26%, 1/07/13 (a)(b)(c)	3,500	3,500,000

Total Municipal Bonds – 95.2%		140,887,381

Closed-End Investment Companies

Multi-State – 4.4%
Nuveen Municipal Advantage Fund, Inc. Series 2010 VRDP (JPMorgan Chase Bank N.A. Liquidity Facility), 0.20%, 1/07/13 (a)(b)	5,500	5,500,000
Nuveen Municipal Market Opportunities Fund, Inc. Series 2010-3509 VRDP (Deutsche Bank A.G. Liquidity Facility), 0.27%, 1/07/13 (a)(b)	1,000	1,000,000

Total Closed-End Investment Companies – 4.4%		6,500,000

Total Investments (Cost – $147,387,381*) – 99.6%		147,387,381
Other Assets Less Liabilities – 0.4%		528,644

Net Assets – 100.0%		$147,916,025

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BLACKROCK FUNDS	DECEMBER 31, 2012
9

Schedule of Investments (concluded)	BlackRock Municipal Money Market Portfolio

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2012:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Short-Term Securities[1]	–	$ 147,387,381	–	$ 147,387,381

1 See above Schedule of Investments for values in each state.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of December 31, 2012, cash of $472,408 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended December 31, 2012.

10	BLACKROCK FUNDS	DECEMBER 31, 2012

Schedule of Investments December 31, 2012 (Unaudited)	BlackRock New Jersey Municipal Money Market Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey – 83.2%
Burlington County Bridge Commission RB (Solid Waste Project) Series 2012, 2.00%, 10/08/13	$1,200	$1,213,735
Clark Township GO Series 2012 BAN, 1.25%, 3/22/13	500	500,884
Clinton Township GO Series 2012 BAN, 1.00%, 2/01/13	600	600,235
Colts Neck Township GO Series 2012 BAN, 1.25%, 2/26/13	600	600,694
Cresskill Borough GO Series 2012 BAN, 1.00%, 3/08/13	500	500,323
Delaware River Port Authority RB Series 2010B VRDN (Bank of America N.A. LOC), 0.12%, 1/07/13 (a)	2,600	2,600,000
Delran Township GO Series 2012 BAN, 1.00%, 11/12/13	1,200	1,202,669
Lower Township Municipal Utilities Authority RB Series 2012B, 1.50%, 9/20/13	1,000	1,007,140
Marlboro Township GO Series 2012 BAN, 1.25%, 6/13/13	400	401,333
Neptune Township GO Series 2012 BAN, 1.00%, 9/13/13	800	801,995
New Jersey Economic Development Authority PCRB (Exxon Project) Series 1989 VRDN, 0.07%, 1/02/13 (a)	1,560	1,560,000
New Jersey Economic Development Authority RB (Hamilton Industrial Development Project) Series 1998 VRDN (Wells Fargo Bank N.A. LOC), 0.30%, 1/07/13 (a)	845	845,000
New Jersey Economic Development Authority RB (Morris Museum Project) Series 2006 VRDN (JPMorgan Chase Bank N.A. LOC), 0.09%, 1/07/13 (a)	300	300,000
New Jersey Economic Development Authority RB (Nandan Co. Project) Series 2000 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.18%, 1/07/13 (a)	1,285	1,285,000
New Jersey Economic Development Authority RB (Paddock Realty LLC Project) Series 2006 AMT VRDN (Wells Fargo Bank N.A. LOC), 0.30%, 1/07/13 (a)	1,000	1,000,000
New Jersey Economic Development Authority RB (Pennington Montessori School Project) Series 1999 VRDN (Wells Fargo Bank N.A. LOC), 0.25%, 1/07/13 (a)	815	815,000
New Jersey Environmental Infrastructure Trust RB Municipal Trust Receipts Floaters Series 2012A-R-4729 VRDN (Bank of America N.A. SBPA), 0.15%, 1/07/13 (a)(b)(c)	1,515	1,515,000
New Jersey Health Care Facilities Financing Authority RB (Recovery Management Systems, Inc. Project) Series 2005 VRDN (TD Bank N.A. LOC), 0.12%, 1/07/13 (a)	400	400,000
New Jersey Health Care Facilities Financing Authority RB (Robert Wood Johnson University Project) Series 2004 VRDN (Wells Fargo Bank N.A. LOC), 0.10%, 1/07/13 (a)	1,700	1,700,000
New Jersey Health Care Facilities Financing Authority RB (RWJ Health Care Corp. Project) Series 2002 VRDN (TD Bank N.A. LOC), 0.11%, 1/07/13 (a)	4,200	4,200,000
New Jersey Higher Education Assistance Authority Student Loan RBC Municipal Products, Inc. Trust Series 2008L-36 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.18%, 1/07/13 (a)	700	700,000

Municipal Bonds	Par (000)	Value

New Jersey (concluded)
New Jersey Housing & Mortgage Finance Agency RB (Single Family Housing Project) Series 2005Q VRDN (Barclays Bank Plc SBPA), 0.14%, 1/07/13 (a)	$2,000	$2,000,000
New Jersey Housing & Mortgage Finance Agency RB (Single Family Mortgage Project) Series 2005O AMT VRDN (Barclays Bank Plc SBPA), 0.14%, 1/07/13 (a)	2,000	2,000,000
New Jersey Housing & Mortgage Finance Agency RB Series 2006A AMT VRDN (AGM Insurance, The Bank of New York Mellon Corp. SBPA), 0.26%, 1/07/13 (a)	700	700,000
New Jersey Housing & Mortgage Finance Agency RB Series 2007G AMT VRDN (AGM Insurance, The Bank of New York Mellon Corp. SBPA), 0.26%, 1/07/13 (a)	400	400,000
New Jersey Transportation Trust Fund Authority RB SPEARS (Transportation System Project) Series 2007DB-447 VRDN (Deutsche Bank A.G. SBPA), 0.16%, 1/07/13 (a)(b)(c)	5,745	5,745,000
Old Bridge Township GO Series 2012 BAN, 1.00%, 10/15/13	100	100,438
Saddle River Borough GO Series 2012 BAN:
1.00%, 3/28/13	400	400,478
1.00%, 8/02/13	500	501,334
Union County Industrial Pollution Control Financing Authority PCRB (Exxon Mobil Corp. Project) Series 1989 VRDN, 0.07%, 1/02/13 (a)	1,755	1,755,000
Voorhees Township GO Series 2012 BAN,
1.00%, 8/08/13	500	501,251
Watchung Borough GO Series 2012 BAN,
1.25%, 2/28/13	600	600,690
Westwood GO Series 2012 BAN, 1.25%, 5/03/13	200	200,267

		38,653,466

Puerto Rico – 3.8%
Commonwealth of Puerto Rico GO (Public Improvement Project) Series 2003C5-2 VRDN (Barclays Bank Plc LOC), 0.13%, 1/07/13 (a)	1,750	1,750,000

Total Municipal Bonds – 87.0%		40,403,466

Closed-End Investment Companies

New Jersey – 12.9%
Nuveen New Jersey Investment Quality Municipal Fund, Inc. Series 2010-1-1443 VRDP (Citibank N.A. Liquidity Facility), 0.25%, 1/07/13 (a)(b)	4,000	4,000,000
Nuveen New Jersey Premium Income Municipal Fund, Inc. Series 2010-1-886 VRDP (Citibank N.A. Liquidity Facility), 0.25%, 1/07/13 (a)(b)	2,000	2,000,000

Total Closed-End Investment Companies – 12.9%		6,000,000

Total Investments (Cost – $46,403,466*) – 99.9%		46,403,466
Other Assets Less Liabilities – 0.1%		55,080

Net Assets – 100.0%		$46,458,546

BLACKROCK FUNDS	DECEMBER 31, 2012
11

Schedule of Investments (concluded)	BlackRock New Jersey Municipal Money Market Portfolio

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—

Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2012:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Short-Term Securities[1]	–	$46,403,466	–	$46,403,466

1 See above Schedule of Investments for values in the state or political subdivision.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of December 31, 2012, cash of $47,319 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended December 31, 2012.

12	BLACKROCK FUNDS	DECEMBER 31, 2012

Schedule of Investments December 31, 2012 (Unaudited)	BlackRock North Carolina Municipal Money Market Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

North Carolina – 97.7%
Appalachian State University RB Series 2011 MB, 2.00%, 10/01/13	$500	$505,773
Asheville RB Series 2012 MB, 3.00%, 4/01/13	1,450	1,459,300
Charlotte Housing Authority RB (Oak Park Project) Series 2005 VRDN (Wells Fargo Bank N.A. LOC), 0.12%, 1/07/13 (a)	2,000	2,000,000
Charlotte Housing Authority RB (Stonehaven East Project) Series 2005 VRDN (Wells Fargo Bank N.A. LOC), 0.12%, 1/07/13 (a)	200	200,000
Charlotte Series 2012 TECP (Wells Fargo Bank N.A. SBPA):
0.18%, 3/14/13	2,000	2,000,000
0.24%, 3/14/13	1,693	1,693,000
Charlotte-Mecklenburg Hospital Authority RB (Carolinas Healthcare Project) Austin Trust Series 2008-1149 VRDN (Bank of America N.A. SBPA), 0.15%, 1/07/13 (a)(b)(c)	2,545	2,545,000
Charlotte-Mecklenburg Hospital Authority RB (Carolina’s Healthcare System Project) Series 2005B VRDN (US Bank N.A. LOC), 0.07%, 1/02/13 (a)	1,475	1,475,000
Charlotte-Mecklenburg Hospital Authority RB (Carolina’s Healthcare System Project) Series 2011-72C VRDN (Wells Fargo Bank N.A. SBPA), 0.16%, 1/07/13 (a)(b)	4,000	4,000,000
Durham GO Series 2010A MB, 4.00%, 10/01/13	500	514,031
Forsyth County GO Series 2007 MB, 3.50%, 7/01/13	100	101,640
Greensboro GO Series 2010A MB, 5.00%, 10/01/13	300	310,722
Mecklenburg County COP Series 2006 VRDN (Branch Banking & Trust Co. SBPA), 0.13%, 1/07/13 (a)	1,900	1,900,000
Mecklenburg County GO Series 2009D VRDN 7 Month Window, 0.23%, 7/29/13 (a)	5,790	5,790,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (High Point University Project) Series 2006 VRDN (Branch Banking & Trust Co. LOC), 0.13%, 1/07/13 (a)	755	755,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (High Point University Project) Series 2008 VRDN (Branch Banking & Trust Co. LOC), 0.13%, 1/07/13 (a)	800	800,000
North Carolina Capital Facilities Finance Agency RB (Aquarium Society Project) Series 2004 VRDN (Bank of America N.A. LOC), 0.16%, 1/07/13 (a)	2,100	2,100,000
North Carolina Educational Facilities Finance Agency RB (Duke University Project) Series 1991B VRDN, 0.11%, 1/07/13 (a)	700	700,000
North Carolina Educational Facilities Finance Agency RB (Duke University Project) Series 1992A VRDN, 0.12%, 1/07/13 (a)	1,015	1,015,000
North Carolina Educational Facilities Finance Agency RB (Elon College Project) Series 2000 VRDN (TD Bank N.A. LOC), 0.12%, 1/07/13 (a)	2,675	2,675,000

Municipal Bonds	Par (000)	Value

North Carolina (concluded)
North Carolina Medical Care Commission Health Care Facilities RBC Municipal Products, Inc. Trust (Duke University Health System Project) Series 2012-O-39 VRDN (Royal Bank of Canada SBPA), 0.13%, 1/07/13 (a)(b)(c)	$1,900	$1,900,000
North Carolina Medical Care Commission Hospital RB (Moses Cone Health System Project) Series 2001B VRDN (BMO Harris Bank N.A. SBPA), 0.11%, 1/02/13 (a)	2,100	2,100,000
North Carolina State Public Improvement GO Series 2002G VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA), 0.13%, 1/07/13 (a)	2,900	2,900,000
North Carolina State Public Improvement GO Series 2004A MB, 5.25%, 3/01/13	400	403,253
Raleigh Comb Enterprise System RB Series 2006 ROC-RR-II R-645 VRDN (Citibank N.A. SBPA), 0.14%, 1/07/13 (a)(b)(c)	3,600	3,600,000
Raleigh COP (Downtown Improvement Project) Series 2004A VRDN (Wells Fargo Bank N.A. SBPA), 0.14%, 1/07/13 (a)	1,300	1,300,000
Raleigh GO (Public Improvement Project) Series 2005 MB, 4.00%, 2/01/13	200	200,634
Raleigh RB Series 2009 VRDN 7 Month Window, 0.23%, 7/29/13 (a)	805	805,000
Sampson County COP Eclipse Funding Trust Series 2006-0160 VRDN (U.S. Bank N.A. LOC, U.S. Bank N.A. SBPA), 0.13%, 1/07/13 (a)(b)(c)	2,010	2,010,000
South Central Water & Sewer District GO Series 2012B BAN, 1.00%, 1/23/13	2,511	2,511,823
University of North Carolina at Chapel Hill RB Series 2001B VRDN, 0.13%, 1/07/13 (a)	850	850,000
University of North Carolina at Chapel Hill RB Series 2001B VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA), 0.11%, 1/02/13 (a)	2,000	2,000,000
University of North Carolina RB Series 2012A MB, 2.00%, 4/01/13	1,095	1,099,458
Wake County GO Series 2009C MB, 5.00%, 3/01/13	1,000	1,007,825
Wake County GO Series 2009D MB, 4.00%, 2/01/13	150	150,460

		55,377,919

Puerto Rico – 2.2%
Commonwealth of Puerto Rico GO (Public Improvement Project) Series 2003C5-2 VRDN (Barclays Bank Plc LOC), 0.13%, 1/07/13 (a)	1,000	1,000,000
Commonwealth of Puerto Rico GO (Public Improvement Project) Series 2007A-2 VRDN (AGM Insurance, JPMorgan Chase Bank N.A. SBPA), 0.21%, 1/07/13 (a)	265	265,000

		1,265,000

Total Investments (Cost – $56,642,919*) – 99.9%		56,642,919
Other Assets Less Liabilities – 0.1%		41,227

Net Assets – 100.0%		$56,684,146

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

BLACKROCK FUNDS	DECEMBER 31, 2012
13

Schedule of Investments (concluded)	BlackRock North Carolina Municipal Money Market Portfolio

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—

Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2012:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Short-Term Securities[1]	–	$56,642,919	–	$56,642,919

1 See above Schedule of Investments for values in the state or political subdivision.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of December 31, 2012, cash of $13,598 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended December 31, 2012.

14	BLACKROCK FUNDS	DECEMBER 31, 2012

Schedule of Investments December 31, 2012 (Unaudited)	BlackRock Ohio Municipal Money Market Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Ohio – 98.3%
Beachwood GO Series 2012 BAN, 1.00%, 8/07/13	$700	$703,002
Butler County GO Series 2012 BAN, 0.40%, 8/01/13	600	600,000
Butler County Healthcare Facilities RB (Lifesphere Project) Series 2002 VRDN (U.S. Bank N.A. LOC), 0.13%, 1/07/13 (a)	4,760	4,760,000
Cleveland Waterworks RB Series 2008Q VRDN (The Bank of New York Mellon Corp. LOC), 0.11%, 1/07/13 (a)	1,300	1,300,000
Cleveland-Cuyahoga County Port Authority RB (Euclid Avenue Housing Corp. Project) Series 2008 VRDN (U.S. Bank N.A. LOC), 0.13%, 1/07/13 (a)	1,900	1,900,000
Columbus GO Series 2012-1 MB, 1.50%, 11/21/13	2,000	2,022,833
Columbus Sewerage System RB Municipal Trust Receipts Floaters Series 2008A-13 VRDN (Branch Banking & Trust Co. SBPA), 0.13%, 1/07/13 (a)(b)(c)	2,000	2,000,000
Columbus Sewerage System RB PUTTERS Series 2008-2456 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.14%, 1/07/13 (a)(b)(c)	200	200,000
Franklin County Hospital Facilities RB Municipal Trust Receipts Floaters (Nationwide Children Hospital Project) Series 2012A-0-46 (Royal Bank of Canada SBPA), 0.13%, 1/07/13 (a)(b)(c)	4,700	4,700,000
Franklin County RB Municipal Trust Receipts Floaters Series 2011-21B VRDN (Barclays Bank Plc SBPA), 0.13%, 1/07/13 (a)(b)(c)	2,120	2,120,000
Independence GO Series 2012 BAN, 1.13%, 4/19/13	600	601,282
Lake County GO Series 2012 BAN, 1.00%, 7/23/13	1,425	1,429,977
Lima RB (Lima Memorial Hospital Project) Series 2007 VRDN (JPMorgan Chase Bank N.A. LOC), 0.16%, 1/07/13 (a)	1,000	1,000,000
Miamisburg GO Series 2012 BAN, 1.00%, 3/12/13	1,900	1,901,811
Montgomery County RB (Miami Valley Hospital Project) Series 2011B VRDN (JPMorgan Chase Bank N.A. SBPA), 0.10%, 1/02/13 (a)	2,000	2,000,000
North Ridgeville GO (Capital Improvement and Equipment Project) Series 2012 BAN, 0.85%, 4/04/13	700	700,354
Ohio Air Quality Development Authority RB (Dayton Power & Light Project) Series 2008B VRDN (JPMorgan Chase Bank, N.A. LOC), 0.16%, 1/07/13 (a)	2,000	2,000,000

Municipal Bonds	Par (000)	Value

Ohio (concluded)
Ohio Air Quality Development Authority RB (Ohio Valley Electric Corp. Project) Series 2009D VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.12%, 1/07/13 (a)	$600	$600,000
Ohio GO (Common Schools Project) Series 2005A VRDN (Ohio Housing Authority Guaranty), 0.13%, 1/07/13 (a)	800	800,000
Ohio GO (Common Schools Project) Series 2011B MB, 3.00%, 9/15/13	500	509,775
Ohio Higher Educational Facility Commission RB (Case Western Reserve University Project) Series 2002A VRDN (Wells Fargo Bank N.A. SBPA), 0.10%, 1/02/13 (a)	13,200	13,200,000
Ohio Higher Educational Facility RB (Cleveland Clinic Project) Series 2008B-4 VRDN, 0.12%, 1/02/13 (a)	3,900	3,900,000
Ohio Higher Educational Facility RB (Ohio Dominican University Project) Series 2007 VRDN (JPMorgan Chase Bank N.A. LOC), 0.12%, 1/07/13 (a)	1,900	1,900,000
Ohio Housing Finance Agency Mortgage RB (Residential Mortgage-Backed Securities Project) Series 2006I AMT VRDN (Wells Fargo Bank N.A. SBPA), 0.18%, 1/07/13 (a)	1,000	1,000,000
Ohio RB (Development Assistance Project) Series 2012A BAN, 0.35%, 5/30/13	400	400,000
Ohio RB (Revitalization Project) Series 2012A BAN, 0.35%, 5/30/13	350	350,000
Sharonville GO Series 2012 BAN, 1.00%, 7/11/13	100	100,260
Strongsville GO (Street Improvement Project) Series 2012 BAN, 1.00%, 10/23/13	1,000	1,005,633
Trumbull County Health Care Facilities RB Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC), 0.15%, 1/07/13 (a)	5,200	5,200,000
Trumbull County IDRB (Ellwood Engineered Project) Series 2004 AMT VRDN (Wells Fargo Bank N.A. LOC), 0.20%, 1/07/13 (a)	3,600	3,600,000

		62,504,927

Puerto Rico – 1.0%
Commonwealth of Puerto Rico GO (Public Improvement Project) Series 2003C5-2 VRDN (Barclays Bank Plc LOC), 0.13%, 1/07/13 (a)	600	600,000

Total Investments (Cost – $63,104,927*) – 99.3%		63,104,927
Other Assets Less Liabilities – 0.7%		469,862

Net Assets – 100.0%		$63,574,789

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—

Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

BLACKROCK FUNDS	DECEMBER 31, 2012
15

Schedule of Investments (concluded)	BlackRock Ohio Municipal Money Market Portfolio

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2012:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Short-Term Securities[1]	–	$63,104,927	–	$63,104,927

1 See above Schedule of Investments for values in the state or political subdivision.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of December 31, 2012, cash of $463,245 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended December 31, 2012.

16	BLACKROCK FUNDS	DECEMBER 31, 2012

Schedule of Investments December 31, 2012 (Unaudited)	BlackRock Pennsylvania Municipal Money Market Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Pennsylvania – 86.0%
Abington Township GO Series 2010 MB, 2.00%, 11/15/13	$1,555	$1,576,577
Beaver County IDA (PA Electric Co. Project) Series 2005B VRDN (UBS A.G. LOC), 0.08%, 1/02/13 (a)	3,125	3,125,000
Beaver County IDA RB (FirstEnergy Generation Corp. Project) Series 2008 VRDN (Bank of Nova Scotia LOC), 0.11%, 1/02/13 (a)	3,590	3,590,000
Berks County IDRB (Tray-Pak Corp. Project) Series 2001A AMT VRDN (Wells Fargo Bank N.A. LOC), 0.35%, 1/07/13 (a)	765	765,000
Blair County IDA RB (Homewood at Martinsburg Project) Series 2004 VRDN (Manufacturers and Traders Trust Co. LOC), 0.18%, 1/07/13 (a)	4,050	4,050,000
Central Bradford Progress Authority RB (Robert Packer Hospital Project) Series 2011 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.13%, 1/07/13 (a)(b)	6,700	6,700,000
Cumberland County Municipal Authority RB (Presbyterian Homes Project) Series 2003B VRDN (Manufacturers and Traders Trust Co. LOC), 0.15%, 1/07/13 (a)	7,665	7,665,000
Delaware County GO Series 2009A MB, 3.00%, 10/01/13	135	137,607
Delaware County RB (Riddle Village Project) Series 2006 VRDN (Bank of America N.A. LOC), 0.14%, 1/07/13 (a)	3,400	3,400,000
Delaware River Joint Toll Bridge Commission RB Series 2003 MB:
5.25%, 7/01/13	1,800	1,843,464
5.25%, 7/01/13	150	153,667
Delaware River Port Authority RB Series 2008B VRDN (TD Bank N.A. LOC), 0.11%, 1/07/13 (a)	14,250	14,250,000
Delaware River Port Authority RB Series 2010A VRDN (JPMorgan Chase Bank N.A. LOC), 0.13%, 1/07/13 (a)	3,500	3,500,000
Delaware River Port Authority RB Series 2010B VRDN (Bank of America N.A. LOC), 0.12%, 1/07/13 (a)	3,200	3,200,000
Downingtown Area School District GO Series 2003 MB, 4.60%, 6/01/13	150	152,669
Downingtown Area School District RBC Municipal Products, Inc. Trust Series 2010E-13 VRDN (Royal Bank of Canada SBPA), 0.13%, 1/07/13 (a)(b)	6,060	6,060,000
Emmaus General Authority RB (Local Government Project) Series 1989H-22 VRDN (U.S. Bank N.A. LOC), 0.12%, 1/07/13 (a)	1,000	1,000,000
Emmaus General Authority RB Series 1989F-24 VRDN (U.S. Bank N.A. LOC), 0.12%, 1/07/13 (a)	1,100	1,100,000
Emmaus General Authority RB Series 1996 VRDN (AGM Insurance, Wells Fargo Bank N.A. SBPA), 0.20%, 1/07/13 (a)	22,700	22,700,000
Erie Water Authority RB Series 2009C Mandatory Put Bonds (Federal Home Loan Bank LOC), 2.50%, 3/01/13 (a)	3,500	3,529,248
Erie Water Authority RB Series 2010-2006D Mandatory Put Bonds (Federal Home Loan Bank LOC), 2.50%, 3/01/13 (a)	3,000	3,025,070
Franklin County IDRB (Precast System Project) Series 2001A AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.28%, 1/07/13 (a)	1,320	1,320,000
Geisinger Authority Health System RB (Geisinger Health System Project) Series 2002 VRDN (Northern Trust Co. SBPA), 0.05%, 1/02/13 (a)	8,700	8,700,000

Municipal Bonds	Par (000)	Value

Pennsylvania (continued)
Geisinger Authority Health System RB (Geisinger Health System Project) Series 2005A VRDN (Wells Fargo Bank N.A SBPA), 0.05%, 1/02/13 (a)	$12,700	$12,700,000
Geisinger Authority Health System RB (Geisinger Health System Project) Series 2005C VRDN (TD Bank N.A. SBPA), 0.07%, 1/02/13 (a)	9,570	9,570,000
Haverford Township School District GO Series 2009 VRDN (TD Bank N.A. LOC), 0.12%, 1/07/13 (a)	1,120	1,120,000
Lancaster County Hospital Authority RB (General Hospital Project) Series 2003 MB, 5.50%, 9/15/13	300	310,724
Lancaster County Hospital Authority RB (Masonic Homes Project) Series 2008D VRDN (JPMorgan Chase Bank N.A. LOC), 0.10%, 1/02/13 (a)	3,430	3,430,000
Lehigh County General Purpose Authority RB (St. Luke’s Bethlehem Project) Series 2003 MB, 5.25%, 8/15/13	225	231,822
Lower Bucks County Joint Municipal Authority RB Series 2010 MB, 3.00%, 11/15/13	300	306,767
Montgomery County IDA RB (Fountain Life Christian Project) Series 2007A VRDN (JPMorgan Chase Bank N.A. LOC), 0.20%, 1/07/13 (a)	3,225	3,225,000
Montgomery County IDA RB (Girl Scouts Southeastern Pennsylvania Project) Series 2000 VRDN (TD Bank N.A. LOC), 0.12%, 1/07/13 (a)	1,640	1,640,000
Northampton County General Purpose Authority RB (Lehigh University Higher Education Project) Series 2004 VRDN (TD Bank N.A. SBPA), 0.11%, 1/07/13 (a)	800	800,000
Northampton County IDRB (Trent Family Partnership Project) Series 2002 AMT VRDN (Wells Fargo Bank N.A. LOC), 0.35%, 1/07/13 (a)	1,285	1,285,000
Owen J. Roberts School District GO Series 2012 MB, 1.50%, 8/15/13	675	680,026
Pennsylvania Clipper Tax-Exempt Certificate Trust RB Series 2007 VRDN (State Street Bank & Trust Co. SBPA), 0.14%, 1/07/13 (a)(b)(c)	37,300	37,300,000
Pennsylvania Economic Development Financing Authority RB (Evergreen Community Power Facility Project) Series 2007 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.28%, 1/07/13 (a)	13,600	13,600,000
Pennsylvania Economic Development Financing Authority RB (Homewood Retirement Project) Series 1992E VRDN (Manufacturers and Traders Trust Co. LOC), 0.18%, 1/07/13 (a)	1,085	1,085,000
Pennsylvania Economic Development Financing Authority RB (Solar Innovations Inc. Project) Series 2007 VRDN (Manufacturers and Traders Trust Co. LOC), 0.43%, 1/07/13 (a)	3,770	3,770,000
Pennsylvania GO Series 2003-2 MB (National Public Finance Guarantee Corp. Guaranty), 5.00%, 7/01/13	175	179,043
Pennsylvania GO Series 2010A2 MB, 5.00%, 5/01/13	330	335,145
Pennsylvania Higher Educational Facilities Authority RB (Drexel University Project) Series 2000 VRDN (JPMorgan Chase Bank, N.A. LOC), 0.11%, 1/07/13 (a)	4,680	4,680,000
Pennsylvania Higher Educational Facilities Authority RB (Gwynedd Mercy College Project) Series 2007-P1 VRDN (TD Bank N.A. LOC, TD Bank N.A. SBPA), 0.12%, 1/07/13 (a)	3,300	3,300,000

BLACKROCK FUNDS	DECEMBER 31, 2012
17

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Money Market Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Pennsylvania Higher Educational Facilities Authority RB (Holy Family College Project) Series 2002A VRDN (TD Bank N.A. LOC), 0.12%, 1/07/13 (a)	$905	$905,000
Pennsylvania Higher Educational Facilities Authority RB (Thomas Jefferson University Project) Series 2008B VRDN (JPMorgan Chase Bank N.A. LOC), 0.15%, 1/07/13 (a)	1,635	1,635,000
Pennsylvania Higher Educational Facilities Authority RB PUTTERS (Trustees of the University of Pennsylvania Project) Series 2008-2844 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.14%, 1/07/13 (a)(c)	1,605	1,605,000
Pennsylvania Housing Finance Agency RB (Single Family Mortgage Project) Series 2002-75A VRDN (Barclays Bank Plc SBPA), 0.15%, 1/07/13 (a)	4,565	4,565,000
Pennsylvania Housing Finance Agency RB Municipal Trust Receipts Floaters Series 2012-MT-827 VRDN (Bank of America N.A. SBPA), 0.31%, 1/07/13 (a)(b)(c)	1,000	1,000,000
Pennsylvania Housing Finance Agency RB Series 2004-81C VRDN (Royal Bank of Canada SBPA), 0.13%, 1/07/13 (a)	2,750	2,750,000
Pennsylvania Housing Finance Agency RB Series 2004-83B AMT VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.15%, 1/07/13 (a)	2,800	2,800,000
Pennsylvania Housing Finance Agency RB Series 2004-83C AMT VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.15%, 1/07/13 (a)	9,525	9,525,000
Pennsylvania State Turnpike Commission RB SPEARS Series 2012DBE-1096 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. SBPA), 0.18%, 1/07/13 (a)(b)(c)	4,740	4,740,000
Pennsylvania State University RB PUTTERS Series 2007-1971 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.14%, 1/07/13 (a)(b)(c)	630	630,000
Pennsylvania State University RB Series 2002 MB, 5.25%, 8/15/13	265	273,012
Pennsylvania State University RB Series 2005 MB, 5.00%, 9/01/13	200	206,092
Pennsylvania State University RB Series 2009A MB, 4.00%, 3/01/13	350	352,119
Pennsylvania Turnpike Commission RB (Multi-Modal Project) Series 2010A-1 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.14%, 1/07/13 (a)	2,855	2,855,000
Pennsylvania Turnpike Commission RB Series 2009 ROC-RR-II R-12259 VRDN (Berkshire Hathaway Assurance Corp. Insurance, Citibank N.A. SBPA), 0.11%, 1/02/13 (a)(b)(c)	12,065	12,065,000
Pennsylvania Turnpike Commission RB Series 2009A MB (AGM Insurance), 3.00%, 6/01/13	1,800	1,820,433
Philadelphia Authority IDRB (Gift of Life Donor Program Project) Series 2003 VRDN (TD Bank N.A. LOC), 0.12%, 1/07/13 (a)	1,405	1,405,000
Philadelphia Authority IDRB (Girard Estate Facilities Leasing Project) Series 2001 VRDN (JPMorgan Chase Bank N.A. LOC), 0.20%, 1/07/13 (a)	3,300	3,300,000
Philadelphia Authority IDRB (Liberty Lutheran Services Project) Series 2008 VRDN (Bank of America N.A. LOC), 0.14%, 1/07/13 (a)	2,900	2,900,000
Philadelphia Authority IDRB (Universal Community Homes Project) Series 2003 VRDN (Wells Fargo Bank N.A. LOC), 0.30%, 1/07/13 (a)	350	350,000

Municipal Bonds	Par (000)	Value

Pennsylvania (concluded)
Philadelphia Gas Works RB Series 2004A-2 VRDN (JPMorgan Chase Bank N.A. LOC), 0.15%, 1/07/13 (a)	$800	$800,000
Philadelphia GO (Multi-Modal Project) Series 2009B VRDN (Royal Bank of Canada LOC), 0.11%, 1/07/13 (a)	3,600	3,600,000
Philadelphia Hospitals & Higher Education Facilities Authority RB (Children’s Hospital Project) Series 2011 VRDN (Wells Fargo Bank N.A. SBPA), 0.13%, 1/02/13 (a)	10,700	10,700,000
Philadelphia Hospitals & Higher Education Facilities Authority RB (Children’s Hospital Project) Series 2005A VRDN (Bank of America N.A. SBPA), 0.13%, 1/02/13 (a)	3,510	3,510,000
Philadelphia Hospitals & Higher Education Facilities Authority RB (Children’s Hospital Project) Series 2011 VRDN (JP Morgan Chase Bank N.A. SBPA), 0.13%, 1/02/13 (a)	1,500	1,500,000
Philadelphia School District GO Series 2009C VRDN (TD Bank N.A. LOC), 0.11%, 1/07/13 (a)	14,595	14,595,000
Philadelphia School District GO Series 2011F VRDN (Barclays Bank Plc LOC), 0.13%, 1/07/13 (a)	19,400	19,400,000
Phoenixville Area School District GO Series 2012A MB, 2.00%, 5/15/13	735	739,342
Pittsburgh Water & Sewer Authority RB Series 2009C-1A Mandatory Put Bonds (Federal Home Loan Bank LOC, Northwestern Savings Bank LOC), 0.40%, 9/01/13 (a)	5,100	5,100,000
State Public School Building Authority RB (Philadelphia School District Project) Series 2003 MB (AGM Insurance):
5.00%, 6/01/13	945	963,460
5.00%, 6/01/13	200	203,700
5.25%, 6/01/13	750	765,369
5.25%, 6/01/13	200	204,094
Swarthmore Borough Authority RB (Swarthmore College Project) Series 2009 MB, 5.00%, 9/15/13	170	175,542
Swarthmore Borough Authority RB Series 2008 MB, 5.00%, 9/15/13	575	593,986
Swarthmore Borough Authority RB Series 2011B MB, 2.00%, 9/15/13	100	101,140
Unionville-Chadds Ford School District GO Series 2012 MB, 1.00%, 6/01/13	1,720	1,725,334
University of Pittsburgh RB (University Capacity Project) Series 2000A MB, 5.00%, 9/15/13	75	77,391
University of Pittsburgh RB (University Capacity Project) Series 2002B MB, 5.50%, 9/15/13	100	103,508
West Chester Area School District GO Series 2013 MB, 2.00%, 10/01/13	560	566,177
York County Hospital Authority RB (Homewood Retirement Centers of The United Church of Christ, Inc. Project) Series 1990 VRDN (Manufacturers and Traders Trust Co. LOC), 0.13%, 1/07/13 (a)	920	920,000
York County IDRB (Allied-Signal, Inc. Project) Series 1993 VRDN (Allied-Signal, Inc. Guaranty), 0.20%, 1/07/13 (a)	1,000	1,000,000
York County IDRB (Interstate Holdings Co. Project) Series 2003 AMT VRDN (Wells Fargo Bank N.A. LOC), 0.35%, 1/07/13 (a)	915	915,000

		325,032,528

18	BLACKROCK FUNDS	DECEMBER 31, 2012

Schedule of Investments (concluded)	BlackRock Pennsylvania Municipal Money Market Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Puerto Rico – 1.5%
Commonwealth of Puerto Rico GO (Public Improvement Project) Series 2007A-2 VRDN (AGM Insurance, JPMorgan Chase Bank N.A. SBPA), 0.21%, 1/07/13 (a)	$5,540	$5,540,000

Total Municipal Bonds – 87.5%		330,572,528

Closed-End Investment Companies

Pennsylvania – 1.5%
Nuveen Pennsylvania Investment Quality Municipal Fund, Inc. Series 2010-1-1125 VRDP (Citibank N.A. Liquidity Facility), 0.25%, 1/07/13 (a)	3,000	3,000,000

Closed-End Investment Companies	Par (000)	Value

Pennsylvania (concluded)
Nuveen Pennsylvania Premium Income Municipal Fund, Inc. II Series 2012-2 VRDP (Citibank N.A. Liquidity Facility), 0.25%, 1/07/13 (a)	$2,500	$2,500,000

Total Closed-End Investment Companies – 1.5%		5,500,000

Total Investments (Cost – $336,072,528*) – 89.0%		336,072,528
Other Assets Less Liabilities – 11.0%		41,723,316

Net Assets – 100.0%		$377,795,844

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—

Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2012:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Short-Term Securities[1]	–	$336,072,528	–	$336,072,528

1 See above Schedule of Investments for values in the state or political subdivision.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of December 31, 2012, cash of $42,229,135 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended December 31, 2012.

BLACKROCK FUNDS	DECEMBER 31, 2012
19

Schedule of Investments December 31, 2012 (Unaudited)	BlackRock Virginia Municipal Money Market Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Virginia – 86.0%
Alexandria IDRB (Goodwin House Project) Series 2005 VRDN (Wells Fargo Bank N.A. LOC), 0.08%, 1/02/13 (a)	$700	$700,000
Alexandria IDRB (YMCA of Billings Project) Series 1998 VRDN (Manufacturers and Traders Trust Co. LOC), 0.18%, 1/07/13 (a)	1,350	1,350,000
Arlington County IDRB (Woodbury Park Project) Series 2005A VRDN (Freddie Mac Guaranty), 0.12%, 1/07/13 (a)	1,800	1,800,000
Fairfax County Economic Development Authority Health Care Facilities RB (Capital Hospice Project) Series 2009 VRDN (Branch Banking & Trust Co. LOC), 0.13%, 1/07/13 (a)	650	650,000
Fairfax County IDA RB (Inova Health Systems Project) Series 2005C-1 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.13%, 1/02/13 (a)	1,100	1,100,000
Hampton Redevelopment & Housing Authority RB (Township Apartments Project) Series 1998 VRDN (Fannie Mae Guaranty), 0.12%, 1/07/13 (a)	325	325,000
Henrico County GO Series 2006 MB, 4.00%, 12/01/13	100	103,270
Loudoun County IDA RB (Howard Hughes Medical Institute Project) Series 2003B VRDN, 0.10%, 1/07/13 (a)	650	650,000
Louisa County IDRB (Pooled Financing Project) Series 1995 VRDN (Bank of America N.A. LOC), 0.20%, 1/07/13 (a)	715	715,000
Peninsula Ports Authority of Virginia Coal Terminal RB (Dominion Terminal Associates Project) Series 1987A VRDN (U.S. Bank N.A. LOC), 0.09%, 1/02/13 (a)	1,000	1,000,000
Richmond IDA RB (Crow-Klein Project) Series 1987A Mandatory Put Bonds (Wells Fargo Bank N.A. LOC), 0.45%, 2/15/13 (a)	1,160	1,160,000
Richmond Utility RB Series 2009 ROC-RR-II- R-10410 VRDN (AGM Insurance, Citibank N.A. SBPA), 0.15%, 1/07/13 (a)(b)(c)	650	650,000
Stafford County & Staunton IDA RB (Vaco Commonwealth Loans Project) Series 2009A-1 VRDN (U.S. Bank N.A. LOC), 0.12%, 1/07/13 (a)	745	745,000

Municipal Bonds	Par (000)	Value

Virginia (concluded)
Virginia Beach Development Authority IDRB (Ocean Ranch Motel Corp. Project) Series 1998 VRDN (Branch Banking & Trust Co. LOC), 0.13%, 1/07/13 (a)	$400	$400,000
Virginia College Building Authority Educational Facilities RB (21st Century College & Equipment Program Project) Series 2006C VRDN (Wells Fargo Bank N.A. SBPA), 0.10%, 1/02/13 (a)	300	300,000
Virginia College Building Authority Educational Facilities RB (University of Richmond Project) Series 2006 VRDN (Wells Fargo Bank N.A. SBPA), 0.10%, 1/02/13 (a)	1,150	1,150,000
Virginia College Building Authority RB (21st Century College & Equipment Project) Barclays Municipal Trust Receipts Floater Series 2009-4B-REG D VRDN (Barclays Bank Plc SBPA), 0.19%, 1/07/13 (a)(b)(c)	2,000	2,000,000
Virginia College Building Authority RB (21st Century College Equipment Project) Series 2003A MB (State Appropriate Insurance), 5.00%, 2/01/13	500	501,925
Virginia Commonwealth Transportation Board Clipper Tax-Exempt Certificates Trust Series 2007A-2009-38 VRDN (State Street Bank & Trust Co. SBPA), 0.13%, 1/07/13 (a)(b)(c)	1,600	1,600,000
Winchester Authority Residential Care Facility IDRB (Westminster-Canterbury Project) Series 2005B VRDN (Branch Banking & Trust Co. LOC), 0.13%, 1/07/13 (a)	600	600,000

		17,500,195
Puerto Rico – 2.7%
Commonwealth of Puerto Rico GO (Public Improvement Project) Series 2007A-2 VRDN (AGM Insurance, JPMorgan Chase Bank N.A. SBPA), 0.21%, 1/07/13 (a)	550	550,000

Total Investments (Cost – $18,050,195*) – 88.7%		18,050,195
Other Assets Less Liabilities – 11.3%		2,301,418

Net Assets – 100.0%		$20,351,613

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—

Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

20	BLACKROCK FUNDS	DECEMBER 31, 2012

Schedule of Investments (concluded)	BlackRock Virginia Municipal Money Market Portfolio

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2012:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Short-Term Securities[1]	–	$18,050,195	–	$18,050,195

1 See above Schedule of Investments for values in the state or political subdivision.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of December 31, 2012, cash of $2,414,107 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended December 31, 2012.

BLACKROCK FUNDS	DECEMBER 31, 2012
21

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: February 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: February 22, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: February 22, 2013